Capital Stock and Changes in Capital Accounts (Tables)	6 Months Ended
Jun. 30, 2021
Capital Stock and Changes in Capital Accounts [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]

Restricted stock for the six months ended June 30, 2021 and 2020 is analyzed as follows:

		Weighted Average Grant
	Number of Shares	Date Price
Outstanding at December 31, 2019	3,833,233	$3.86
Granted	2,200,000	2.72
Vested	(2,310,502)	3.44
Outstanding at June 30, 2020	3,722,731	$3.22

Outstanding at December 31, 2020	2,423,012	$2.95
Granted	8,260,000	2.85
Vested	(1,168,363)	3.20
Outstanding at June 30, 2021	9,514,649	$2.83